Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	€ 999,968	€ 951,934
Gross Carrying Amount [Member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	116,616	107,788
Gross Carrying Amount [Member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	112,303	106,870
Gross Carrying Amount [Member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	172,187	153,167
Gross Carrying Amount [Member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	346,616	335,533
Gross Carrying Amount [Member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	178,071	177,908
Gross Carrying Amount [Member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	43,322	44,783
Gross Carrying Amount [Member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	10,658	9,730
Gross Carrying Amount [Member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	5,654	2,314
Gross Carrying Amount [Member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,710	1,769
Gross Carrying Amount [Member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	11,831	12,072
Gross Carrying Amount [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	934,148	890,387
Gross Carrying Amount [Member] | 12-month expected credit losses [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	116,616	107,788
Gross Carrying Amount [Member] | 12-month expected credit losses [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	112,044	106,673
Gross Carrying Amount [Member] | 12-month expected credit losses [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	170,785	152,167
Gross Carrying Amount [Member] | 12-month expected credit losses [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	336,871	328,302
Gross Carrying Amount [Member] | 12-month expected credit losses [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	164,326	163,228
Gross Carrying Amount [Member] | 12-month expected credit losses [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	27,239	26,852
Gross Carrying Amount [Member] | 12-month expected credit losses [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	6,267	5,377
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	53,989	49,476
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	11,831	12,072
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 1 (AAA) [Member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value		0
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 2-4 (AA) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	259	197
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 5 - 7 (A) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1,402	1,000
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 8 - 10 (BBB) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	9,745	7,232
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 11 - 13 (BB) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	13,745	14,679
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 14 - 16 (B) [Member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	16,083	17,931
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 17 (CCC) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	4,391	4,354
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 18 (CC) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	5,654	2,314
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 19 (C) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	2,710	1,769
Gross Carrying Amount [Member] | Lifetime expected credit losses [member] | 20 - 22 (D) [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	11,831	12,072
Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	6,022	5,368
Accumulated Impairment [Member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1	3
Accumulated Impairment [Member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3	5
Accumulated Impairment [Member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	14	17
Accumulated Impairment [Member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	83	87
Accumulated Impairment [Member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	314	294
Accumulated Impairment [Member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	548	589
Accumulated Impairment [Member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	220	207
Accumulated Impairment [Member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	780	173
Accumulated Impairment [Member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	420	142
Accumulated Impairment [Member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,640	3,851
Accumulated Impairment [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	497	501
Accumulated Impairment [Member] | 12-month expected credit losses [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1	3
Accumulated Impairment [Member] | 12-month expected credit losses [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3	5
Accumulated Impairment [Member] | 12-month expected credit losses [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	13	17
Accumulated Impairment [Member] | 12-month expected credit losses [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	62	73
Accumulated Impairment [Member] | 12-month expected credit losses [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	231	208
Accumulated Impairment [Member] | 12-month expected credit losses [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	180	185
Accumulated Impairment [Member] | 12-month expected credit losses [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	7	10
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1,885	1,016
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,640	3,851
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | 5 - 7 (A) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	1	1
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | 8 - 10 (BBB) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	21	14
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | 11 - 13 (BB) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	82	86
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | 14 - 16 (B) [Member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	367	404
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | 17 (CCC) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	213	198
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | 18 (CC) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	780	173
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | 19 (C) [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	420	142
Accumulated Impairment [Member] | Lifetime expected credit losses [member] | 20 - 22 (D) [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	3,640	3,851
Loan Commitments [Member] | Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	999,968	951,934	€ 916,942
Loan Commitments [Member] | Gross Carrying Amount [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value		890,386	844,231
Loan Commitments [Member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value	€ 6,022	5,368	5,854
Loan Commitments [Member] | Accumulated Impairment [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets, Carrying Value		€ 501	€ 581